EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Description of significant variation in exchange rate	there has been a significant variation in the exchange rate (Central Bank of Brazil) R $ / US $, from R $ 4.03 to US$ to R $ 4.85 per US$ to March 13, 2020, which represents a depreciation of 20.23% of the Brazilian currency.
Description of decrease in capacity due to COVIND-19	On March 12, 2020, LATAM Airlines and its Affiliates announced the suspension of its guidance 2020 in light of the uncertainty due to the COVID-19 (coronavirus) outbreak that is affecting the demand for air traffic. Accordingly, LATAM Airlines Group and its affiliates announced a decrease in capacity of approximately 30% of international operations. On March 16, 2020, LATAM Airlines and its affiliates updated the decrease in capacity to approximately 70% of the total operations, corresponding 90% to international operations and 40% to domestic operations.